Note 4 - Loans and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.             Loans and Allowance for Loan Losses

The Company’s loan and allowance for loan loss policies are as follows:

Loans are stated at unpaid principal balances, less net deferred loan fees and the allowance for loan losses. The Company grants real estate mortgage, commercial business and consumer loans. A substantial portion of the loan portfolio is represented by mortgage loans to customers in southern Indiana. The ability of the Company’s customers to honor their loan agreements is dependent upon the real estate and general economic conditions in this area.

Loan origination and commitment fees, as well as certain direct costs of underwriting and closing loans, are deferred and amortized as a yield adjustment to interest income over the lives of the related loans using the interest method. Amortization of net deferred loan fees is discontinued when a loan is placed on nonaccrual status.

The recognition of income on a loan is discontinued and previously accrued interest is reversed, when interest or principal payments become ninety (90) days past due unless, in the opinion of management, the outstanding interest remains collectible. Past due status is determined based on contractual terms. Generally, by applying the cash receipts method, interest income is subsequently recognized only as received until the loan is returned to accrual status. The cash receipts method is used when the likelihood of further loss on the loan is remote. Otherwise, the Company applies the cost recovery method and applies all payments as a reduction of the unpaid principal balance until the loan qualifies for return to accrual status. Interest income on impaired loans is recognized using the cost recovery method, unless the likelihood of further loss on the loan is remote.

A loan is restored to accrual status when all principal and interest payments are brought current and the borrower has demonstrated the ability to make future payments of principal and interest as scheduled, which generally requires that the borrower demonstrate a period of performance of at least six consecutive months.

For portfolio segments other than consumer loans, the Company’s practice is to charge-off any loan or portion of a loan when the loan is determined by management to be uncollectible due to the borrower’s failure to meet repayment terms, the borrower’s deteriorating or deteriorated financial condition, the depreciation of the underlying collateral, the loan’s classification as a loss by regulatory examiners, or for other reasons. A partial charge-off is recorded on a loan when the uncollectibility of a portion of the loan has been confirmed, such as when a loan is discharged in bankruptcy, the collateral is liquidated, a loan is restructured at a reduced principal balance, or other identifiable events that lead management to determine the full principal balance of the loan will not be repaid. A specific reserve is recognized as a component of the allowance for estimated losses on loans individually evaluated for impairment. Partial charge-offs on nonperforming and impaired loans are included in the Company’s historical loss experience used to estimate the general component of the allowance for loan losses as discussed below. Specific reserves are not considered charge-offs in management’s analysis of the allowance for loan losses because they are estimates and the outcome of the loan relationship is undetermined. At June 30, 2015, the Company had 11 loans on which partial charge-offs of $464,000 had been recorded.

Consumer loans not secured by real estate are typically charged off at 90 days past due, or earlier if deemed uncollectible, unless the loans are in the process of collection. Overdrafts are charged off after 45 days past due. Charge-offs are typically recorded on loans secured by real estate when the property is foreclosed upon.

The allowance for loan losses reflects management’s judgment of probable loan losses inherent in the loan portfolio at the balance sheet date. Additions to the allowance for loan losses are made by the provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The Company uses a disciplined process and methodology to evaluate the allowance for loan losses on at least a quarterly basis that is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are individually evaluated for impairment or loans otherwise classified as doubtful, substandard, or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

The general component covers non-classified loans and classified loans that are found, upon individual evaluation, to not be impaired. Such loans are pooled by segment and losses are modeled using annualized historical loss experience adjusted for qualitative factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent twelve calendar quarters unless the historical loss experience is not considered indicative of the level of risk in the remaining balance of a particular portfolio segment, in which case an adjustment is determined by management. The Company’s historical loss experience is then adjusted by an overall loss factor weighting adjustment based on a qualitative analysis prepared by management and reviewed on a quarterly basis. The overall loss factor considers changes in underwriting standards, economic conditions, changes and trends in past due and classified loans and other internal and external factors.

Management also applies additional loss factor multiples to loans classified as watch, special mention and substandard that are not individually evaluated for impairment. The loss factor multiples for classified loans are based on management’s assessment of historical trends regarding losses experienced on classified loans in prior periods. See below for additional discussion of the overall loss factor and loss factor multiples for classified loans as of June 30, 2015 and December 31, 2014, as well as a discussion of changes in management’s allowance for loan losses methodology from 2014 to 2015.

Management exercises significant judgment in evaluating the relevant historical loss experience and the qualitative factors. Management also monitors the differences between estimated and actual incurred loan losses for loans considered impaired in order to evaluate the effectiveness of the estimation process and make any changes in the methodology as necessary.

Management utilizes the following portfolio segments in its analysis of the allowance for loan losses: residential real estate, land, construction, commercial real estate, commercial business, home equity and second mortgage, and other consumer loans. Additional discussion of the portfolio segments and the risks associated with each segment can be found in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Values for collateral dependent loans are generally based on appraisals obtained from independent licensed real estate appraisers, with adjustments applied for estimated costs to sell the property, costs to complete unfinished or repair damaged property and other factors. New appraisals are generally obtained for all significant properties when a loan is identified as impaired, and a property is considered significant if the value of the property is estimated to exceed $200,000. Subsequent appraisals are obtained as needed or if management believes there has been a significant change in the market value of the property. In instances where it is not deemed necessary to obtain a new appraisal, management bases its impairment and allowance for loan loss analysis on the original appraisal with adjustments for current conditions based on management’s assessment of market factors and management’s inspection of the property.

At June 30, 2015, the recorded investments in loans secured by residential real estate properties for which formal foreclosure proceedings are in process was $436,000.

Loans at June 30, 2015 and December 31, 2014 consisted of the following:

(In thousands)	June 30, 2015	December 31, 2014

Real estate mortgage loans:
Residential	$107,136	$106,679
Land	10,526	11,028
Residential construction	13,691	10,347
Commercial real estate	75,521	78,314
Commercial real estate contruction	474	1,422
Commercial business loans	24,983	28,282
Consumer loans:
Home equity and second mortgage loans	37,844	37,513
Automobile loans	27,194	25,274
Loans secured by savings accounts	920	1,018
Unsecured loans	3,445	3,316
Other consumer loans	6,007	5,075
Gross loans	307,741	308,268
Less undisbursed portion of loans in process	(5,824)	(3,325)

Principal loan balance	301,917	304,943

Deferred loan origination fees, net	548	506
Allowance for loan losses	(3,600)	(4,846)

Loans, net	$298,865	$300,603

The following table provides the components of the Company’s recorded investment in loans at June 30, 2015:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Recorded Investment in Loans:
Principal loan balance	$107,136	$10,526	$8,341	$75,521	$24,983	$37,844	$37,566	$301,917

Accrued interest receivable	339	38	21	168	131	124	146	967

Net deferred loan origination
fees and costs	63	4	0	(37)	(7)	525	0	548

Recorded investment in loans	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432

Recorded Investment in Loans as Evaluated for Impairment:
Individually evaluated for impairment	$1,419	$20	$0	$1,800	$0	$143	$0	$3,382
Collectively evaluated for impairment	106,119	10,548	8,362	73,852	25,107	38,350	37,712	300,050
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432

The following table provides the components of the Company’s recorded investment in loans at December 31, 2014:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Recorded Investment in Loans:
Principal loan balance	$106,679	$11,028	$8,444	$78,314	$28,282	$37,513	$34,683	$304,943

Accrued interest receivable	368	48	20	186	131	131	152	1,036

Net deferred loan origination
fees and costs	49	4	(1)	(20)	(7)	481	0	506

Recorded investment in loans	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

Recorded Investment in Loans as Evaluated for Impairment:
Individually evaluated for impairment	$1,411	$16	$0	$1,819	$1,642	$151	$0	$5,039
Collectively evaluated for impairment	105,685	11,064	8,463	76,661	26,764	37,974	34,835	301,446
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

An analysis of the allowance for loan losses as of June 30, 2015 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Ending allowance balance attributable to loans:

Individually evaluated for impairment	$75	$0	$0	$8	$0	$10	$0	$93
Collectively evaluated for impairment	559	173	51	1,661	161	638	264	3,507
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600

An analysis of the allowance for loan losses as of December 31, 2014 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Ending allowance balance attributable to loans:

Individually evaluated for impairment	$47	$0	$0	$11	$1,293	$0	$0	$1,351
Collectively evaluated for impairment	562	201	60	1,490	187	720	275	3,495
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846

An analysis of the changes in the allowance for loan losses for the three months and six months ended June 30, 2015 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Allowance for loan losses:
Changes in Allowance for Loan Losses for the three-months ended June 30, 2015
Beginning balance	$672	$197	$65	$1,462	$239	$716	$283	$3,634
Provisions for loan losses	(39)	(24)	(14)	204	(58)	(38)	19	50
Charge-offs	0	0	0	0	(22)	(31)	(72)	(125)
Recoveries	1	0	0	3	2	1	34	41

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600

Changes in Allowance for Loan Losses for the six-months ended June 30, 2015
Beginning balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846
Provisions for loan losses	42	(28)	(9)	156	(117)	(45)	51	50
Charge-offs	(20)	0	0	0	(1,205)	(33)	(124)	(1,382)
Recoveries	3	0	0	12	3	6	62	86

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600

An analysis of the changes in the allowance for loan losses for the three months and six months ended June 30, 2014 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Allowance for loan losses:
Changes in Allowance for Loan Losses for the three-months ended June 30, 2014
Beginning balance	$838	$144	$70	$1,276	$1,450	$902	$331	$5,011
Provisions for loan losses	24	9	8	4	(10)	41	14	90
Charge-offs	(21)	0	0	0	0	(36)	(36)	(93)
Recoveries	2	0	0	0	4	25	27	58

Ending balance	$843	$153	$78	$1,280	$1,444	$932	$336	$5,066

Changes in Allowance for Loan Losses for the six-months ended June 30, 2014
Beginning balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922
Provisions for loan losses	113	1	15	(4)	(7)	(70)	67	115
Charge-offs	(84)	0	0	0	0	(54)	(88)	(226)
Recoveries	3	0	0	0	5	179	68	255

Ending balance	$843	$153	$78	$1,280	$1,444	$932	$336	$5,066

At June 30, 2015 and December 31, 2014, management applied specific qualitative factor adjustments to the residential real estate, construction, commercial real estate, commercial business, vacant land, and home equity and second mortgage portfolio segments as they determined that the historical loss experience was not indicative of the level of risk in the remaining balance of those portfolio segments. These adjustments increased the loss factors by 0.25% to 20% for certain loan groups, and increased the estimated allowance for loan losses related to those portfolio segments by approximately $1.4 million and $1.6 million at June 30, 2015 and December 31, 2014, respectively. These changes were made to reflect management’s estimates of inherent losses in these portfolio segments at June 30, 2015 and December 31, 2014.

At June 30, 2015 and December 31, 2014, for each loan portfolio segment, management applied an overall qualitative factor of 1.18 to the Company’s historical loss factors. The overall qualitative factor is derived from management’s analysis of changes and trends in the following qualitative factors: underwriting standards, economic conditions, past due loans and other internal and external factors. Each of the four factors above was assigned an equal weight to arrive at an average for the overall qualitative factor of 1.18 at June 30, 2015 and December 31, 2014, respectively. The effect of the overall qualitative factor was to increase the estimated allowance for loan losses by $527,000 and $520,000 at June 30, 2015 and December 31, 2014, respectively. Additional discussion of the overall qualitative factor can be found in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014. There were no changes in management’s assessment of the overall qualitative factor components from December 31, 2014 to June 30, 2015.

Management also adjusts the historical loss factors for loans classified as watch, special mention and substandard that are not individually evaluated for impairment. The adjustments consider the increased likelihood of loss on classified loans based on the Company’s separate historical experience for classified loans. The effect of the adjustments for classified loans was to increase the estimated allowance for loan losses by $532,000 and $664,000 at June 30, 2015 and December 31, 2014, respectively.

The following table summarizes the Company’s impaired loans as of June 30, 2015 and for the three months and six months ended June 30, 2015. The Company did not recognize any interest income on impaired loans using the cash receipts method of accounting for the three or six month periods ended June 30, 2015:

	At June 30, 2015			Three Months Ended June 30, 2015		Six Months Ended June 30, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Loans with no related allowance recorded:
Residential	$1,122	$1,444	$0	$1,235	$5	$1,204	$10
Land	20	22	0	20	0	18	0
Construction	0	0	0	0	0	0	0
Commercial real estate	1,762	1,801	0	1,773	19	1,774	38
Commercial business	0	0	0	13	0	9	0
Home equity/2nd mortgage	63	81	0	65	0	67	1
Other consumer	0	0	0	0	0	0	0

	2,967	3,348	0	3,106	24	3,072	49

Loans with an allowance recorded:
Residential	297	335	75	254	0	259	0
Land	0	0	0	0	0	0	0
Construction	0	0	0	0	0	0	0
Commercial real estate	38	63	8	39	0	40	0
Commercial business	0	0	0	18	0	559	0
Home equity/2nd mortgage	80	81	10	80	0	80	0
Other consumer	0	0	0	0	0	0	0

	415	479	93	391	0	938	0

Total:
Residential	1,419	1,779	75	1,489	5	1,463	10
Land	20	22	0	20	0	18	0
Construction	0	0	0	0	0	0	0
Commercial real estate	1,800	1,864	8	1,812	19	1,814	38
Commercial business	0	0	0	31	0	568	0
Home equity/2nd mortgage	143	162	10	145	0	147	1
Other consumer	0	0	0	0	0	0	0

	$3,382	$3,827	$93	$3,497	$24	$4,010	$49

The following table summarizes the Company’s impaired loans for the three months and six months ended June 30, 2014. The Company did not recognize any interest income on impaired loans using the cash receipts method of accounting for the three or six month periods ended June 30, 2014:

	Three Months Ended June 30, 2014		Six Months Ended June 30, 2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Loans with no related allowance recorded:
Residential	$1,345	$8	$1,427	$18
Land	119	0	119	0
Construction	130	0	87	0
Commercial real estate	1,525	17	1,562	34
Commercial business	94	0	126	0
Home equity/2nd mortgage	169	0	197	1
Other consumer	0	0	0	0

	3,382	25	3,518	53

Loans with an allowance recorded:
Residential	436	0	440	0
Land	3	0	2	0
Construction	0	0	0	0
Commercial real estate	1,123	0	1,065	0
Commercial business	1,726	0	1,720	0
Home equity/2nd mortgage	16	0	18	0
Other consumer	0	0	0	0

	3,304	0	3,245	0

Total:
Residential	1,781	8	1,867	18
Land	122	0	121	0
Construction	130	0	87	0
Commercial real estate	2,648	17	2,627	34
Commercial business	1,820	0	1,846	0
Home equity/2nd mortgage	185	0	215	1
Other consumer	0	0	0	0

	$6,686	$25	$6,763	$53

The following table summarizes the Company’s impaired loans as of December 31, 2014:

	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
Loans with no related allowance recorded:
Residential	$1,141	$1,446	$0
Land	16	18	0
Construction	0	0	0
Commercial real estate	1,777	1,808	0
Commercial business	0	0	0
Home equity/2nd mortgage	71	87	0
Other consumer	0	0	0

	3,005	3,359	0

Loans with an allowance recorded:
Residential	270	304	47
Land	0	0	0
Construction	0	0	0
Commercial real estate	42	65	11
Commercial business	1,642	1,909	1,293
Home equity/2nd mortgage	80	98	0
Other consumer	0	0	0

	2,034	2,376	1,351

Total:
Residential	1,411	1,750	47
Land	16	18	0
Construction	0	0	0
Commercial real estate	1,819	1,873	11
Commercial business	1,642	1,909	1,293
Home equity/2nd mortgage	151	185	0
Other consumer	0	0	0

	$5,039	$5,735	$1,351

Nonperforming loans consists of nonaccrual loans and loans over 90 days past due and still accruing interest. The following table presents the recorded investment in nonperforming loans at June 30, 2015 and December 31, 2014:

	June 30, 2015			December 31, 2014
	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans
	(In thousands)

Residential	$1,069	$14	$1,083	$919	$68	$987
Land	20	0	20	16	0	16
Construction	0	0	0	0	0	0
Commercial real estate	434	21	455	433	0	433
Commercial business	0	0	0	1,642	0	1,642
Home equity/2nd mortgage	122	0	122	129	14	143
Other consumer	0	19	19	0	3	3

Total	$1,645	$54	$1,699	$3,139	$85	$3,224

The following table presents the aging of the recorded investment in loans at June 30, 2015:

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential	$2,556	$519	$587	$3,662	$103,876	$107,538
Land	0	8	20	28	10,540	10,568
Construction	0	0	0	0	8,362	8,362
Commercial real estate	0	192	77	269	75,383	75,652
Commercial business	0	0	0	0	25,107	25,107
Home equity/2nd mortgage	124	92	3	219	38,274	38,493
Other consumer	200	25	19	244	37,468	37,712

Total	$2,880	$836	$706	$4,422	$299,010	$303,432

The following table presents the aging of the recorded investment in loans at December 31, 2014:

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential	$3,070	$551	$308	$3,929	$103,167	$107,096
Land	24	124	0	148	10,932	11,080
Construction	0	0	0	0	8,463	8,463
Commercial real estate	54	133	42	229	78,251	78,480
Commercial business	0	0	0	0	28,406	28,406
Home equity/2nd mortgage	153	23	97	273	37,852	38,125
Other consumer	263	26	3	292	34,543	34,835

Total	$3,564	$857	$450	$4,871	$301,614	$306,485

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, public information, historical payment experience, credit documentation, and current economic trends, among other factors. The Company classifies loans based on credit risk at least quarterly. The Company uses the following regulatory definitions for risk ratings:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss: Loans classified as loss are considered uncollectible and of such little value that their continuance on the institution’s books as an asset is not warranted.

Loans not meeting the criteria above that are analyzed individually as part of the described process are considered to be pass rated loans.

The following table presents the recorded investment in loans by risk category as of the date indicated:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
June 30, 2015
Pass	$105,401	$7,661	$8,362	$72,937	$24,264	$38,229	$37,639	$294,493
Special Mention	100	92	0	1,649	514	1	57	2,413
Substandard	968	2,795	0	632	329	141	16	4,881
Doubtful	1,069	20	0	434	0	122	0	1,645
Loss	0	0	0	0	0	0	0	0

Total	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432

December 31, 2014
Pass	$104,780	$7,969	$7,722	$73,204	$26,137	$37,860	$34,770	$292,442
Special Mention	105	94	741	2,648	298	2	49	3,937
Substandard	1,292	3,001	0	2,195	329	134	16	6,967
Doubtful	919	16	0	433	1,642	129	0	3,139
Loss	0	0	0	0	0	0	0	0

Total	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

The following table summarizes the Company’s troubled debt restructurings (TDRs) by accrual status as of June 30, 2015 and December 31, 2014:

	June 30, 2015				December 31, 2014
	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses
	(In thousands)
Troubled debt restructurings:
Residential real estate	$349	$310	$659	$3	$492	$166	$658	$6
Commercial real estate	1,367	331	1,698	0	1,386	338	1,724	0
Commercial business	0	0	0	0	0	1,642	1,642	1,292
Home equity and 2nd mortgage	21	0	21	0	22	0	22	0

Total	$1,737	$641	$2,378	$3	$1,900	$2,146	$4,046	$1,298

At June 30, 2015 and December 31, 2014, there were no commitments to lend additional funds to debtors whose loan terms have been modified in a TDR.

There were no TDRs that were restructured during the three or six months ended June 30, 2015.

The following table summarizes information in regard to TDRs that were restructured during the six months ended June 30, 2014. There were no TDRs that were restructured during the three months ended June 30, 2014:

	Six months ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(Dollars in thousands)

Troubled debt restructurings:
Commercial real estate	3	$542	$542

Total	3	$542	$542

For the TDRs listed above, the terms of modification included a temporary decrease in the borrowers’ monthly payments. There were no principal charge-offs recorded as a result of TDRs during the three months and six months ended June 30, 2014, and there was no specific allowance for loan losses related to TDRs modified during the three months and six months ended June 30, 2014.

There were no TDRs modified within the previous 12 months for which there was a subsequent payment default (defined as the loan becoming more than 90 days past due, being moved to nonaccrual status, or the collateral being foreclosed upon) during the three months and six months ended June 30, 2015 and 2014. In the event that a TDR subsequently defaults, the Company evaluates the restructuring for possible impairment. As a result, the related allowance for loan losses may be increased or charge-offs may be taken to reduce the carrying amount of the loan.

(4)           LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans at December 31, 2014 and 2013 consisted of the following:

(In thousands)	2014	2013

Real estate mortgage loans:
Residential	$106,679	$107,029
Land	11,028	10,309
Residential construction	10,347	14,423
Commercial real estate	78,314	76,496
Commercial real estate construction	1,422	1,715
Commercial business loans	28,282	21,956
Consumer loans:
Home equity and second mortgage loans	37,513	34,815
Automobile loans	25,274	23,983
Loans secured by savings accounts	1,018	1,138
Unsecured loans	3,316	3,541
Other consumer loans	5,075	4,824
Gross loans	308,268	300,229
Less undisbursed portion of loans in process	(3,325)	(7,142)

Principal loan balance	304,943	293,087

Deferred loan origination fees, net	506	341
Allowance for loan losses	(4,846)	(4,922)

Loans, net	$300,603	$288,506

At December 31, 2014, residential mortgage loans secured by residential properties without private mortgage insurance or government guarantee and with loan-to-value ratios exceeding 90% amounted to approximately $2.5 million.

Mortgage loans serviced for the benefit of others amounted to $169,000 and $200,000 at December 31, 2014 and 2013, respectively.

The Bank has entered into loan transactions with certain directors, officers and their affiliates (i.e., related parties).  In the opinion of management, such indebtedness was incurred in the ordinary course of business on substantially the same terms, including interest rate and collateral, as those prevailing at the time for comparable transactions with unrelated persons.

The following table represents the aggregate activity for related party loans during the year ended December 31, 2014.  The beginning balance has been adjusted to reflect new directors and officers, as well as directors and officers that are no longer with the Company.

(In thousands)

Beginning balance	$6,549
New loans	10,612
Payments	(8,507)

Ending balance	$8,654

A director of the Company and the Bank is a shareholder of a farm implement dealership that contracts with the Bank to provide sales financing to the dealership’s customers.  In the opinion of management, these transactions were made in the ordinary course of business on substantially the same terms, including interest rate and collateral, as those prevailing at the time for comparable transactions with unrelated parties.  During the year ended December 31, 2014, the Bank purchased approximately $978,000 of loans to customers of the corporation and the aggregate outstanding balance of all loans purchased from the corporation was approximately $1.2 million and $951,000 at December 31, 2014 and 2013, respectively.

The following table provides the components of the Company’s recorded investment in loans at December 31, 2014 and 2013:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
December 31, 2014:
Principal loan balance	$106,679	$11,028	$8,444	$78,314	$28,282	$37,513	$34,683	$304,943

Accrued interest receivable	368	48	20	186	131	131	152	1,036

Net deferred loan origination fees and costs	49	4	(1)	(20)	(7)	481	0	506

Recorded investment in loans	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

December 31, 2013:
Principal loan balance	$107,029	$10,309	$8,996	$76,496	$21,956	$34,815	$33,486	$293,087

Accrued interest receivable	427	49	22	202	56	126	168	1,050

Net deferred loan origination fees and costs	52	2	0	(32)	(9)	328	0	341

Recorded investment in loans	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478

An analysis of the allowance for loan losses and recorded investment in loans as of and for the year ended December 31, 2014 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
Allowance for Loan Losses:

Beginning balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922
Provisions	(69)	49	(3)	211	23	(195)	174	190
Charge-offs	(140)	0	0	0	(6)	(154)	(320)	(620)
Recoveries	7	0	0	6	17	192	132	354

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846

Ending allowance balance attributable to loans:

Individually evaluated for impairment	$47	$0	$0	$11	$1,293	$0	$0	$1,351

Collectively evaluated for impairment	562	201	60	1,490	187	720	275	3,495

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846

Recorded Investment in Loans:

Individually evaluated for impairment	$1,411	$16	$0	$1,819	$1,642	$151	$0	$5,039

Collectively evaluated for impairment	105,685	11,064	8,463	76,661	26,764	37,974	34,835	301,446

Ending balance	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

An analysis of the allowance for loan losses and recorded investment in loans as of and for the year ended December 31, 2013 is as follows:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
Allowance for Loan Losses:

Beginning balance	$922	$71	$0	$1,310	$1,223	$919	$291	$4,736
Provisions	182	83	63	47	169	4	177	725
Charge-offs	(353)	(2)	0	(90)	(20)	(90)	(337)	(892)
Recoveries	60	0	0	17	74	44	158	353

Ending balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922

Ending allowance balance attributable to loans:

Individually evaluated for impairment	$112	$0	$0	$145	$1,259	$13	$0	$1,529

Collectively evaluated for impairment	699	152	63	1,139	187	864	289	3,393

Ending balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922

Recorded Investment in Loans:

Individually evaluated for impairment	$2,040	$120	$0	$2,586	$1,898	$276	$0	$6,920

Collectively evaluated for impairment	105,468	10,240	9,018	74,080	20,105	34,993	33,654	287,558

Ending balance	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478

At December 31, 2014 and 2013, management applied specific qualitative factor adjustments to the  residential real estate, construction, commercial real estate, commercial business, vacant land, and home equity and second mortgage portfolio segments as they determined that the historical loss experience was not indicative of the level of risk in the remaining balance of those portfolio segments.  These adjustments increased the loss factors by 0.25% to 20% for certain loan groups, and increased the estimated allowance for loan losses related to those portfolio segments by approximately $1.6 million and $1.4 million, respectively.  These changes were made to reflect management’s estimates of inherent losses in these portfolio segments at December 31, 2014 and 2013.

At December 31, 2014 and 2013, for each loan portfolio segment management applied an overall qualitative factor of 1.18 to the Company’s historical loss factors.  The overall qualitative factor is derived from management’s analysis of changes and trends in the following qualitative factors:

•
Underwriting Standards – Management reviews the findings of periodic internal audit loan reviews, independent outsourced loan reviews and loan reviews performed by the banking regulators to evaluate the risk associated with changes in underwriting standards.  At December 31, 2014 and 2013, management assessed the risk associated with this component as neutral, requiring no adjustment to the historical loss factors.

•
Economic Conditions – Management analyzes trends in housing and unemployment data in the Harrison, Floyd and Clark counties of Indiana, the Company’s primary market area, to evaluate the risk associated with economic conditions.  Due to a decrease in new home construction and an increase in unemployment in the Company’s primary market area, management assigned a risk factor of 1.20 for this component at December 31, 2014 and 2013.

•
Past Due Loans – Management analyzes trends in past due loans for the Company to evaluate the risk associated with delinquent loans.  In general, past due loan ratios have remained at elevated levels compared to historical amounts since 2007, and management assigned a risk factor of 1.20 for this component at December 31, 2014 and 2013.

•
Other Internal and External Factors – This component includes management’s consideration of other qualitative factors such as loan portfolio composition.  The Company has focused on the origination of commercial business and real estate loans in an effort to convert the Company’s balance sheet from that of a traditional thrift institution to a commercial bank.  In addition, the Company has increased its investment in mortgage loans in which it does not hold a first lien position.  Commercial loans and second mortgage loans generally entail greater credit risk than residential mortgage loans secured by a first lien.  As a result of changes in the loan portfolio composition and other factors, management has maintained the elevated risk factor of 1.30 for this component at December 31, 2014 and 2013.

Each of the four factors above was assigned an equal weight to arrive at an average for the overall qualitative factor of 1.18 at December 31, 2014 and 2013.  The effect of the overall qualitative factor was to increase the estimated allowance for loan losses by $520,000 and $471,000 at December 31, 2014 and 2013, respectively.

Management also adjusts the historical loss factors for loans classified as watch, special mention and substandard that are not individually evaluated for impairment.  The adjustments consider the increased likelihood of loss on classified loans based on the Company’s separate historical experience for classified loans.  The effect of the adjustments for classified loans was to increase the estimated allowance for loan losses by $664,000 and $521,000 at December 31, 2014 and 2013, respectively.

The following table summarizes the Company’s impaired loans as of and for the year ended December 31, 2014.  The Company did not recognize any interest income on impaired loans using the cash receipts method of accounting for the year ended December 31, 2014.

	Recorded Investment	Unpaid Principal Balance	Average Related Allowance	Interest Recorded Investment	Income Recognized
	(In thousands)

Loans with no related allowance recorded:
Residential real estate	$1,141	$1,446	$0	$1,293	$26
Land	16	18	0	96	0
Construction	0	0	0	52	0
Commercial real estate	1,777	1,808	0	1,626	70
Commercial business	0	0	0	113	0
Home equity and second mortgage	71	87	0	147	2
Other consumer	0	0	0	0	0

	$3,005	$3,359	$0	$3,327	$98

Loans with an allowance recorded:
Residential real estate	$270	$304	$47	$369	$0
Land	0	0	0	1	0
Construction	0	0	0	0	0
Commercial real estate	42	65	11	656	0
Commercial business	1,642	1,909	1,293	1,696	0
Home equity and second mortgage	80	98	0	46	0
Other consumer	0	0	0	0	0

	$2,034	$2,376	$1,351	$2,768	$0

Total:
Residential real estate	$1,411	$1,750	$47	$1,662	$26
Land	16	18	0	97	0
Construction	0	0	0	52	0
Commercial real estate	1,819	1,873	11	2,282	70
Commercial business	1,642	1,909	1,293	1,809	0
Home equity and second mortgage	151	185	0	193	2
Other consumer	0	0	0	0	0

	$5,039	$5,735	$1,351	$6,095	$98

The following table summarizes the Company’s impaired loans as of and for the year ended December 31, 2013.  The Company did not recognize any interest income on impaired loans using the cash receipts method of accounting for the year ended December 31, 2013.

	Recorded Investment	Unpaid Principal Balance	Average Related Allowance	Interest Recorded Investment	Income Recognized
	(In thousands)

Loans with no related allowance recorded:
Residential real estate	$1,591	$1,869	$0	$1,508	$32
Land	120	131	0	124	0
Construction	0	0	0	173	0
Commercial real estate	1,637	1,643	0	1,410	63
Commercial business	189	209	0	38	4
Home equity and second mortgage	254	268	0	164	5
Other consumer	0	0	0	0	0

	$3,791	$4,120	$0	$3,417	$104

Loans with an allowance recorded:
Residential real estate	$449	$487	$112	$624	$2
Land	0	0	0	1	0
Construction	0	0	0	0	0
Commercial real estate	949	1,048	145	1,108	0
Commercial business	1,709	1,909	1,259	1,801	0
Home equity and second mortgage	22	22	13	47	0
Other consumer	0	0	0	0	0

	$3,129	$3,466	$1,529	$3,581	$2

Total:
Residential real estate	$2,040	$2,356	$112	$2,132	$34
Land	120	131	0	125	0
Construction	0	0	0	173	0
Commercial real estate	2,586	2,691	145	2,518	63
Commercial business	1,898	2,118	1,259	1,839	4
Home equity and second mortgage	276	290	13	211	5
Other consumer	0	0	0	0	0

	$6,920	$7,586	$1,529	$6,998	$106

Nonperforming loans consists of nonaccrual loans and loans over 90 days past due and still accruing interest. The following table presents the recorded investment in nonperforming loans at December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans
	(In thousands)

Residential real estate	$919	$68	$987	$1,533	$180	$1,713
Land	16	0	16	120	0	120
Construction	0	0	0	0	0	0
Commercial real estate	433	0	433	1,456	0	1,456
Commercial business	1,642	0	1,642	1,898	0	1,898
Home equity and second mortgage	129	14	143	252	39	291
Other consumer	0	3	3	0	8	8

Total	$3,139	$85	$3,224	$5,259	$227	$5,486

The following table presents the aging of the recorded investment in loans at December 31, 2014:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential real estate	$3,070	$551	$308	$3,929	$103,167	$107,096
Land	24	124	0	148	10,932	11,080
Construction	0	0	0	0	8,463	8,463
Commercial real estate	54	133	42	229	78,251	78,480
Commercial business	0	0	0	0	28,406	28,406
Home equity and second mortgage	153	23	97	273	37,852	38,125
Other consumer	263	26	3	292	34,543	34,835

Total	$3,564	$857	$450	$4,871	$301,614	$306,485

The following table presents the aging of the recorded investment in loans at December 31, 2013:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential real estate	$3,160	$830	$701	$4,691	$102,817	$107,508
Land	162	109	12	283	10,077	10,360
Construction	0	0	0	0	9,018	9,018
Commercial real estate	231	500	49	780	75,886	76,666
Commercial business	0	0	189	189	21,814	22,003
Home equity and second mortgage	411	24	132	567	34,702	35,269
Other consumer	296	34	8	338	33,316	33,654

Total	$4,260	$1,497	$1,091	$6,848	$287,630	$294,478

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, public information, historical payment experience, credit documentation, and current economic trends, among other factors. The Company classifies loans based on credit risk at least quarterly. The Company uses the following regulatory definitions for risk ratings:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss: Loans classified as loss are considered uncollectible and of such little value that their continuance on the Company’s books as an asset is not warranted.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

The following table presents the recorded investment in loans by risk category as of the date indicated:

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
December 31, 2014:
Pass	$104,780	$7,969	$7,722	$73,204	$26,137	$37,860	$34,770	$292,442
Special mention	105	94	741	2,648	298	2	49	3,937
Substandard	1,292	3,001	0	2,195	329	134	16	6,967
Doubtful	919	16	0	433	1,642	129	0	3,139
Loss	0	0	0	0	0	0	0	0

Total	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

December 31, 2013:
Pass	$103,594	$7,096	$9,018	$71,893	$19,328	$34,693	$33,627	$279,249
Special mention	756	0	0	2,627	458	198	27	4,066
Substandard	1,625	3,144	0	690	319	126	0	5,904
Doubtful	1,533	120	0	1,456	1,898	252	0	5,259
Loss	0	0	0	0	0	0	0	0

Total	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478

Troubled Debt Restructurings

The following table summarizes the Company’s TDRs by accrual status as of December 31, 2014 and 2013:

	December 31, 2014				December 31, 2013
	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses
	(In thousands)

Residential real estate	$492	$166	$658	$6	$508	$226	$734	$45
Commercial real estate	1,386	338	1,724	0	1,130	0	1,130	0
Commercial business	0	1,642	1,642	1,292	0	1,709	1,709	1,259
Home equity and second mortgage	22	0	22	0	24	0	24	0

Total	$1,900	$2,146	$4,046	$1,298	$1,662	$1,935	$3,597	$1,304

At December 31, 2014 and 2013, there were no commitments to lend additional funds to debtors whose loan terms have been modified in a TDR.

The following table summarizes information in regard to TDRs that were restructured during the year ended December 31, 2014:

	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(In thousands)

Commercial real estate	5	$641	$641

Total	5	$641	$641

For the TDRs listed above, the terms of modification included temporary interest-only payment periods and a temporary decrease in the borrowers’ monthly payments. There were no principal charge-offs recorded as a result of TDRs during 2014 and there was no specific allowance for loan losses related to TDRs modified during 2014 at December 31, 2014.

The following table summarizes information in regard to TDRs that were restructured during the year ended December 31, 2013:

	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(In thousands)

Residential real estate	5	$310	$310

Total	5	$310	$310

For the TDRs listed above, the terms of modification included reduction of the stated interest rate and the extension of the maturity date. There were no principal charge-offs recorded as a result of TDRs during 2013 and there was no specific allowance for loan losses related to TDRs modified during 2013 at December 31, 2013.

There were no TDRs modified within the previous 12 months for which there was a subsequent payment default (defined as the loan becoming more than 90 days past due, being moved to nonaccrual status, or the collateral being foreclosed upon) during the years ended December 31, 2014 and 2013. In the event that a TDR subsequently defaults, the Company evaluates the restructuring for possible impairment. As a result, the related allowance for loan losses may be increased or charge-offs may be taken to reduce the carrying amount of the loan.